Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 13,391	$ 22,786
Receivables	35	98
Prepaid expenses	275	311
Total current assets	13,701	23,195
Equipment	68	109
Mineral property interests	38,875	37,714
Long-term investment	146	149
Reclamation deposits and other	490	495
Total assets	53,280	61,662
Liabilities
Accounts payable and accrued liabilities	455	1,350
Total current liabilities	455	1,350
Loan payable to Oyu Tolgoi LLC	7,334	6,824
Deferred revenue	22,987	28,925
Deferred income tax	3,015	3,567
Total liabilities	33,791	40,666
Stockholders' equity
Common stock, no par value, unlimited number authorized, 153,045,408 (December 31, 2015 - 147,330,917) issued and outstanding	178,740	177,206
Additional paid-in capital	20,863	20,517
Accumulated other comprehensive loss	(7,061)	(7,778)
Subscriptions received in advance	559
Accumulated deficit	(173,612)	(168,949)
Total stockholders' equity	19,489	20,996
Total liabilities and stockholders' equity	$ 53,280	$ 61,662